Summary of significant accounting policies - Regulatory assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 1,103,633	$ 1,131,489
Total Regulatory Liabilities	661,592	706,320
Net Regulatory Assets	442,041	425,169
Accumulated retirement costs for other obligations
Regulatory Assets and Liabilities
Total Regulatory Liabilities	29,975	25,992
Deferral of effects on net margin | BC Smith Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Liabilities	0	546
Deferral of effects on net margin | Hawk Road Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Liabilities	15,404	16,020
Major maintenance reserve
Regulatory Assets and Liabilities
Total Regulatory Liabilities	99,987	120,547
Amortization on capital leases
Regulatory Assets and Liabilities
Total Regulatory Liabilities	0	2,658
Deferred debt service adder
Regulatory Assets and Liabilities
Total Regulatory Liabilities	186,757	170,466
Nuclear
Regulatory Assets and Liabilities
Total Regulatory Liabilities	102,858	47,217
Revenue deferral plan
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 197,373	308,507
Amortization period, other regulatory liabilities	5 years
Natural gas hedge
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 28,624	13,445
Other regulatory liabilities
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 614	922
Other regulatory liabilities | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory liabilities	2 years
Premium and loss on reacquired debt
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 21,587	25,476
Premium and loss on reacquired debt | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	19 years
Amortization on financing leases
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 24,699	28,780
Outage costs
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 45,749	30,040
Coal-fired maintenance outage costs | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	60 months
Nuclear refueling outage costs | Minimum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	18 months
Nuclear refueling outage costs | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	24 months
Asset retirement obligations - Ashpond and other
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 268,074	343,523
Depreciation expense | Plant Vogtle
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 32,702	34,125
Operating license expected extension period for Plant Vogtle	20 years
Operating license period	40 years
Depreciation expense | Wansley
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 337,181	335,884
Deferred charges related to Vogtle Units No. 3 and No. 4 training costs | Vogtle Units No. 3 & No. 4
Regulatory Assets and Liabilities
Total Regulatory Assets	54,545	55,159
Interest rate options cost
Regulatory Assets and Liabilities
Total Regulatory Assets	130,456	137,463
Deferral of effects on net margin | TA Smith Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Assets	124,840	130,786
Deferral of effects on net margin | BC Smith Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Assets	27,841	0
Other regulatory assets
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 21,236	10,253
Other regulatory assets | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	29 years
Inventory Adjustments | TA Smith Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 14,723	$ 0